Summarized Quarterly Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Capitol Acquisition Corp. III [Member]
Summary of quarterly results of operations
Following is a summary of the quarterly results of operations for the year ended December 31, 2016.

	For the three months ended March 31, 2016	For the three months ended June 30, 2016	For the three months ended September 30, 2016	For the three months ended December 31, 2016
Operating costs	$(477,521)	$(319,989)	$(366,322)	$(327,352)
Loss from operations	$(477,521)	$(319,989)	$(366,322)	$(327,352)
Interest income	$132,167	$225,337	$218,239	$262,207
Net loss	$(345,354)	$(94,652)	$(148,083)	$(65,145)
Weighted average number of common shares outstanding, excluding shares subjected to possible conversions-basic and diluted	9,680,095	9,729,607	9,748,052	9,783,543
Basic and diluted net income (loss) per Share	$(0.04)	$(0.01)	$(0.02)	$(0.01)
Following is a summary of the quarterly results of operations for the period from July 13, 2015 (inception) through ended December 31, 2015.

	Period from July 13, 2015 (inception) through September 30, 2015	For the three months ended December 31, 2015
Formation and operating costs	$(983)	$(141,001)
Loss from operations	(983)	(141,001)
Interest income	—	25,479
Net loss	$(983)	$(115,522)
Weighted average number of common shares outstanding, excluding shares subjected to possible conversions-basic and diluted	8,750,000	8,433,123
Basic and diluted net income (loss) per Share	$—	$(0.01)